Investments in Associates and Other Companies (Details) - CLP ($) $ in Millions	1 Months Ended
	Jun. 22, 2021	Apr. 22, 2021
Disclosure of Investments in Associates and Other Companies [Abstract]
Approved a capital increase		$ 30,000
Board of directors description	In June 22, 2021, at the ordinary Board of Directors meeting, the Bank approved the contribution, the first contribution was made on July for MCh$2,500 and the second on September for MCh$4,999.